GOODWILL AND INTANGIBLE ASSET (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2017
Impairment of goodwill		$ 61,000
Goodwill
BigSupersearch
Stock Issued During Period, Value, Acquisitions	$ 61,000
BigSupersearch | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions	14,000,000
Common Stock | BigSupersearch
Stock Issued During Period, Shares, Acquisitions	21,000,000